Document and Entity Information	Apr. 27, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2023
Current Fiscal Year End Date	--11-30
Entity File Number	001-05721
Entity Registrant Name	Jefferies Financial Group Inc.
Entity Central Index Key	0000096223
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-2615557
Entity Address, Address Line One	520 Madison Ave.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	284-2300
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares, par value $1 per share
Trading Symbol	JEF
Security Exchange Name	NYSE
4.850% Senior Notes Due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.850% Senior Notes Due 2027
Trading Symbol	JEF27A
Security Exchange Name	NYSE
2.750% Senior Notes Due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.750% Senior Notes Due 2032
Trading Symbol	JEF32A
Security Exchange Name	NYSE